Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares and ADRs
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 18	$ 31	$ 43
Rio Tinto plc
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc (in shares)	259,583
Rio Tinto plc | ADRs
Disclosure of classes of share capital [line items]
American depository receipts in entity held in employee share ownership trust	46,977